Deposits - Contractual Maturities of Time Deposits of $100,000 or More, Domestic (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Maturities Of Time Deposits [Abstract]
Time deposits, $100,000 or more, domestic, Due in 3 months or less	$ 5,700,000
Time deposits, $100,000 or more, domestic, Due in over three through six months	3,040,000
Time deposits, $100,000 or more, domestic, Due in over six through twelve months	4,011,000
Time deposits, $100,000 or more, domestic, Due in over twelve months	9,498,000
Time deposits, $100,000 or more, domestic, Total	$ 22,249,000	$ 22,720,000